Expenses - Summary of Operating Expenses (Detail) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Other Operating Expense [Abstract]
Marketing expenses		€ 1,252	€ 1,400
External temporary workers		692	712
Professional services		3,887	4,883
Office expense		2,423	3,034
Delivery		1,726	2,568
Custom duty, tax, penalties		456	535
Utilities and similar expenses		1,392	2,058
Insurance premium		596	767
Short-term and low value leases		353	297
Bank Services		141	268
Travel expenses		761	504
Repairs		638	911
Warranty provision		(674)	(777)
Other impairments and losses		544	177
Expected credit loss for trade and other receivables		(294)	(199)
Other		1,135	4,015
Total	[1]	€ 15,028	€ 21,153

[1]	Unaudited